SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Duration for uncollectible, accounts receivable, net	24 months	24 months
Allowance for implicit price concessions		$ 13.8	$ 13.9
Bad debt expense primarily related to the settlement of amounts due from MSAs and PEs related to the termination of those agreements		$ 4.4	$ 1.4
Number of Operating Segments | segment		1